Annual Fund Operating Expenses - Administrative Class - PIMCO CommodityRealReturn Strategy Portfolio - Administrative	Apr. 30, 2021
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.35%	[1]
Acquired Fund Fees and Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.38%
Fee Waiver and/or Expense Reimbursement	(0.14%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%

[1]	“Other Expenses” include interest expense of 0.35%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.89% for Administrative Class shares.
[2]	PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.